Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 101,976
Accounts payable related to concession, current	101,976	R$ 105,003
Accounts payable related to concession, noncurrent	R$ 791,879	832,539
Public Property 1 [Member]
IfrsStatementLineItems [Line Items]
Public Property Name	HPP Mauá
Company	Copel GeT
Grant	06.29.2007
Signature	07.03.2007
Closing	06.2049
Discount rate	5.65%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 23,005	21,587
Public Property 2 [Member]
IfrsStatementLineItems [Line Items]
Public Property Name	HPP Colíder
Company	Copel GeT
Grant	12.29.2010
Signature	01.17.2011
Closing	01.2046
Discount rate	7.74%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 31,493	30,518
Public Property 3 [Member]
IfrsStatementLineItems [Line Items]
Public Property Name	HPP Baixo Iguaçu
Company	Copel GeT
Grant	07.19.2012
Signature	08.20.2012
Closing	01.2047
Discount rate	7.74%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 9,337	9,050
Public Property 4 [Member]
IfrsStatementLineItems [Line Items]
Public Property Name	HPP Guaricana
Company	Copel GeT
Grant	03.03.2020
Signature	03.03.2020
Closing	03.2025
Discount rate	7.74%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 1,325	2,200
Public Property 5 [Member]
IfrsStatementLineItems [Line Items]
Public Property Name	HPP Fundão and HPP Santa Clara
Company	Elejor
Grant	10.23.2001
Signature	10.25.2001
Closing	05.2037
Discount rate	11.00%
Annual adjustment	IGPM
Accounts payable related to concession	R$ 828,695	874,187
Present Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 893,855	R$ 937,542